Capital Stock (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option information for the years ended December 31, 2020, 2019, and 2018 is as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	605,594	14.16	359,496	18.45	208,788	24.78
Granted	—	—	277,066	8.00	155,053	9.76
Exercised	(25,681)	10.47	(30,968)	8.96	—	—
Forfeited / expired	—	—	—	—	(4,345)	12.45
Outstanding - end of year	579,913	14.32	605,594	14.16	359,496	18.45

Exercisable - end of year	404,716	16.92	309,609	19.12	224,687	21.54

Summary of Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2020, 2019 and 2018 is as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	295,984	8.96	134,809	13.30	76,881	21.47
Granted	—	—	218,223	8.00	92,041	9.76
Vested	(120,787)	9.93	(57,048)	15.54	(29,768)	23.56
Forfeited / expired	—	—	—	—	(4,345)	12.45
Outstanding non-vested stock options - end of year	175,197	8.30	295,984	8.96	134,809	13.30